Income Taxes - Components of Income Before Tax and Provision for Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Components of income (loss) before income taxes
United States	$ (1,662.5)	$ (595.1)	$ (170.3)
Foreign	(31.7)	100.2	27.0
Net loss from continuing operations before income taxes	(1,694.2)	(494.9)	(143.3)
Current
U.S. Federal	(24.6)	(14.4)	0.0
U.S. State	(0.8)	0.3	(0.6)
Foreign	36.4	17.8	13.6
Total	11.0	3.7	13.0
Deferred
U.S. Federal	(287.4)	(234.6)	(119.1)
U.S. State	(22.0)	(21.2)	(9.4)
Foreign	(1.5)	(8.5)	(2.2)
Total	(310.9)	(264.3)	(130.7)
Total income tax benefit	$ (299.9)	$ (260.6)	$ (117.7)